Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Rentals on Operating Leases
2016	$ 8,229
2017	8,229
2018	8,186
2019	8,186
2020	8,186
Thereafter	35,588
Total minimum rental payments	76,604
Commitments and Contingencies (Textual)
Rental expense for operating leases	$ 7,000	$ 1,300	$ 1,500